GOODWILL - Rollfoward (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Stabilized Data Center
Reconciliation of changes in intangible assets and goodwill [abstract]
Ownership interest	90.00%
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of the year	$ 14,101	$ 14,488
Acquisitions through business combinations	4,776	294
Assets held by subsidiaries disposed during the period	(331)	(149)
Held for sale	(59)	0
Foreign currency translation and other	723	(532)
Balance at end of the year	$ 19,210	$ 14,101